Vanguard Industrials Index Fund

Schedule of Investments (unaudited)
As of May 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)1
Aerospace & Defense (24.0%)
	Boeing Co.	673,891	230,208
	United Technologies Corp.	1,027,829	129,815
	Lockheed Martin Corp.	319,282	108,090
	Raytheon Co.	354,455	61,852
	Northrop Grumman Corp.	202,494	61,406
	General Dynamics Corp.	307,750	49,492
	Harris Corp.	148,013	27,707
*	TransDigm Group Inc.	59,808	26,372
	L3 Technologies Inc.	99,522	24,090
	Textron Inc.	294,451	13,339
	Arconic Inc.	547,597	11,992
	Spirit AeroSystems Holdings Inc. Class A	132,460	10,735
*	Teledyne Technologies Inc.	45,440	10,715
	Huntington Ingalls Industries Inc.	52,108	10,688
	HEICO Corp. Class A	95,093	9,344
	Hexcel Corp.	106,481	7,751
	HEICO Corp.	53,362	6,488
	Curtiss-Wright Corp.	51,006	5,687
	BWX Technologies Inc.	119,032	5,540
*	Axon Enterprise Inc.	73,811	4,929
*	Mercury Systems Inc.	68,301	4,696
*	Aerojet Rocketdyne Holdings Inc.	88,841	3,428
	Moog Inc. Class A	40,821	3,365
*	Kratos Defense & Security Solutions Inc.	110,530	2,437
	Cubic Corp.	37,135	2,095
*	Aerovironment Inc.	27,182	1,760
	AAR Corp.	42,229	1,271
	Triumph Group Inc.	61,982	1,202
*	Astronics Corp.	26,917	1,095
*	KeyW Holding Corp.	62,510	703
*	Wesco Aircraft Holdings Inc.	68,635	674
*	Ducommun Inc.	13,788	622
	National Presto Industries Inc.	6,082	595
			840,183
Air Freight & Logistics (4.9%)
	United Parcel Service Inc. Class B	873,886	81,202
	FedEx Corp.	311,579	48,070
	Expeditors International of Washington Inc.	215,854	15,021
	CH Robinson Worldwide Inc.	171,675	13,671
*,^ XPO Logistics Inc.		137,014	7,137
	Forward Air Corp.	36,331	2,028
*	Hub Group Inc. Class A	42,417	1,653
*	Air Transport Services Group Inc.	74,566	1,636
*	Atlas Air Worldwide Holdings Inc.	32,140	1,137
*	Echo Global Logistics Inc.	35,118	691
*	Radiant Logistics Inc.	46,550	296
			172,542

Airlines (3.9%)
Delta Air Lines Inc.	810,144	41,722
Southwest Airlines Co.	624,897	29,745
* United Continental Holdings Inc.	301,222	23,390
American Airlines Group Inc.	507,118	13,809
Alaska Air Group Inc.	154,505	8,992
* JetBlue Airways Corp.	384,706	6,628
* Spirit Airlines Inc.	85,731	3,950
SkyWest Inc.	64,915	3,812
Allegiant Travel Co. Class A	16,184	2,268
Hawaiian Holdings Inc.	60,398	1,509
		135,825
Building Products (4.0%)
^ Johnson Controls International plc	1,146,598	44,167
Masco Corp.	369,538	12,904
Lennox International Inc.	45,031	11,893
Allegion plc	118,532	11,504
Fortune Brands Home & Security Inc.	176,378	8,477
AO Smith Corp.	177,950	7,207
Owens Corning	137,510	6,665
Armstrong World Industries Inc.	57,809	5,128
* Trex Co. Inc.	73,287	4,384
Simpson Manufacturing Co. Inc.	50,658	3,082
* Resideo Technologies Inc.	153,748	3,026
Universal Forest Products Inc.	76,677	2,473
AAON Inc.	52,260	2,372
* Builders FirstSource Inc.	144,715	2,038
* JELD-WEN Holding Inc.	84,133	1,589
Advanced Drainage Systems Inc.	53,779	1,542
* Masonite International Corp.	32,018	1,522
* Gibraltar Industries Inc.	40,063	1,430
* American Woodmark Corp.	19,044	1,380
CSW Industrials Inc.	18,865	1,206
Apogee Enterprises Inc.	32,401	1,175
* Patrick Industries Inc.	28,687	1,170
* PGT Innovations Inc.	73,033	1,093
* Continental Building Products Inc.	44,691	1,020
Griffon Corp.	46,957	675
Quanex Building Products Corp.	41,798	648
Insteel Industries Inc.	22,436	410
* Cornerstone Building Brands Inc.	85,351	375
* Armstrong Flooring Inc.	28,548	301
		140,856
Commercial Services & Supplies (7.0%)
Waste Management Inc.	532,192	58,195
Waste Connections Inc.	330,821	31,309
Cintas Corp.	111,508	24,736
Republic Services Inc. Class A	282,602	23,905
* Copart Inc.	257,720	18,422
KAR Auction Services Inc.	166,804	9,378
Rollins Inc.	184,842	6,944
* Stericycle Inc.	113,835	5,280
Brink's Co.	62,297	4,797
Tetra Tech Inc.	69,195	4,672
MSA Safety Inc.	45,951	4,567
* Clean Harbors Inc.	66,752	4,280

UniFirst Corp.	19,384	3,078
* Advanced Disposal Services Inc.	94,637	3,042
ABM Industries Inc.	83,118	3,013
^ Healthcare Services Group Inc.	92,411	2,921
Brady Corp. Class A	61,670	2,855
Herman Miller Inc.	73,680	2,615
Covanta Holding Corp.	148,119	2,497
* Cimpress NV	27,097	2,371
* Casella Waste Systems Inc. Class A	54,252	2,101
Deluxe Corp.	54,835	2,040
HNI Corp.	54,512	1,808
Steelcase Inc. Class A	109,915	1,763
Mobile Mini Inc.	56,285	1,726
McGrath RentCorp	30,307	1,704
US Ecology Inc.	27,513	1,638
Viad Corp.	25,302	1,590
Matthews International Corp. Class A	40,317	1,372
Knoll Inc.	62,520	1,228
ADT Inc.	189,882	1,111
Interface Inc. Class A	73,983	1,071
ACCO Brands Corp.	128,778	946
Multi-Color Corp.	18,209	906
* SP Plus Corp.	28,243	876
Pitney Bowes Inc.	237,808	868
Kimball International Inc. Class B	45,053	696
* BrightView Holdings Inc.	39,502	660
Ennis Inc.	32,337	599
* Team Inc.	35,198	511
* Heritage-Crystal Clean Inc.	19,628	491
Quad/Graphics Inc.	39,758	333
* PICO Holdings Inc.	27,585	290
VSE Corp.	10,515	253
* Civeo Corp.	171,404	233
LSC Communications Inc.	42,548	206
RR Donnelley & Sons Co.	88,028	195
		246,092
Construction & Engineering (1.7%)
Jacobs Engineering Group Inc.	175,076	13,181
* AECOM	195,910	6,250
Quanta Services Inc.	177,443	6,168
EMCOR Group Inc.	70,297	5,663
Fluor Corp.	175,456	4,864
* MasTec Inc.	76,315	3,548
Valmont Industries Inc.	27,474	3,108
Granite Construction Inc.	58,275	2,342
Comfort Systems USA Inc.	46,051	2,173
* Dycom Industries Inc.	39,373	2,054
Arcosa Inc.	55,240	1,872
Primoris Services Corp.	54,149	988
* NV5 Global Inc.	12,578	978
* WillScot Corp. Class A	68,059	924
Argan Inc.	17,704	813
* Tutor Perini Corp.	50,514	734
* MYR Group Inc.	20,538	663
* Aegion Corp. Class A	40,382	582
* Ameresco Inc. Class A	24,852	360
* Construction Partners Inc. Class A	15,023	195

*	IES Holdings Inc.	10,117	181
			57,641
Electrical Equipment (5.2%)
	Emerson Electric Co.	772,038	46,508
	Eaton Corp. plc	532,063	39,633
	AMETEK Inc.	284,972	23,336
	Rockwell Automation Inc.	149,995	22,327
*	Sensata Technologies Holding plc	205,979	8,793
	Hubbell Inc. Class B	68,501	7,846
	Acuity Brands Inc.	50,108	6,197
	nVent Electric plc	200,137	4,615
*	Generac Holdings Inc.	78,011	4,302
	Regal Beloit Corp.	54,161	3,937
	EnerSys	54,007	3,037
*,^ Enphase Energy Inc.		96,874	1,470
*	Sunrun Inc.	91,164	1,428
	AZZ Inc.	32,655	1,374
*	Atkore International Group Inc.	57,496	1,345
	Encore Wire Corp.	26,398	1,318
	GrafTech International Ltd.	92,055	912
*	Thermon Group Holdings Inc.	40,631	893
*,^ Plug Power Inc.		290,239	743
*	TPI Composites Inc.	34,627	722
*	Bloom Energy Corp. Class A	66,178	715
*	Vicor Corp.	23,536	713
	Powell Industries Inc.	12,396	427
*,^ Vivint Solar Inc.		52,351	341
			182,932
Industrial Conglomerates (12.1%)
	Honeywell International Inc.	915,259	150,386
	3M Co.	723,029	115,504
	General Electric Co.	10,929,971	103,179
	Roper Technologies Inc.	130,124	44,752
	Carlisle Cos. Inc.	71,871	9,581
	Raven Industries Inc.	45,096	1,477
			424,879
Machinery (18.5%)
	Caterpillar Inc.	722,780	86,596
	Illinois Tool Works Inc.	412,022	57,535
	Deere & Co.	381,635	53,494
	Ingersoll-Rand plc	304,154	35,994
	Fortive Corp.	378,348	28,811
	PACCAR Inc.	435,564	28,669
	Cummins Inc.	187,773	28,309
	Parker-Hannifin Corp.	162,691	24,781
	Stanley Black & Decker Inc.	189,907	24,160
	Xylem Inc.	225,273	16,720
	Dover Corp.	181,853	16,259
	IDEX Corp.	95,325	14,557
	Wabtec Corp.	197,762	12,336
	Snap-on Inc.	69,782	10,880
	Graco Inc.	207,665	9,806
*	Middleby Corp.	69,891	9,119
	Toro Co.	133,162	8,677
*	WABCO Holdings Inc.	64,467	8,439
	Nordson Corp.	64,727	8,131

Woodward Inc.	70,096	7,635
Flowserve Corp.	164,315	7,632
Donaldson Co. Inc.	160,651	7,623
Pentair plc	204,318	7,114
ITT Inc.	109,685	6,320
Oshkosh Corp.	87,864	6,255
Allison Transmission Holdings Inc.	150,335	6,222
Lincoln Electric Holdings Inc.	75,362	5,723
* Gardner Denver Holdings Inc.	162,202	5,510
AGCO Corp.	81,594	5,431
Crane Co.	59,989	4,587
* RBC Bearings Inc.	31,134	4,430
John Bean Technologies Corp.	39,657	4,067
Timken Co.	85,523	3,764
* Rexnord Corp.	131,139	3,450
* Proto Labs Inc.	32,243	3,236
Kennametal Inc.	103,334	3,178
Barnes Group Inc.	61,033	3,157
Hillenbrand Inc.	78,476	2,922
* Chart Industries Inc.	37,653	2,885
Watts Water Technologies Inc. Class A	34,657	2,821
* Colfax Corp.	110,847	2,782
Trinity Industries Inc.	142,224	2,742
* Welbilt Inc.	167,183	2,580
Albany International Corp. Class A	36,309	2,544
Altra Industrial Motion Corp.	80,512	2,526
* Harsco Corp.	100,007	2,500
Terex Corp.	88,323	2,364
ESCO Technologies Inc.	32,631	2,281
Franklin Electric Co. Inc.	49,697	2,178
* Meritor Inc.	94,134	1,898
* SPX FLOW Inc.	53,151	1,897
Mueller Water Products Inc. Class A	198,512	1,834
Mueller Industries Inc.	67,413	1,817
Federal Signal Corp.	75,816	1,811
* Navistar International Corp.	55,539	1,728
Actuant Corp. Class A	77,000	1,705
* TriMas Corp.	57,440	1,646
* SPX Corp.	54,716	1,627
Sun Hydraulics Corp.	36,350	1,518
EnPro Industries Inc.	24,759	1,374
Tennant Co.	21,727	1,252
Global Brass & Copper Holdings Inc.	27,917	1,218
Alamo Group Inc.	12,457	1,183
* Evoqua Water Technologies Corp.	100,235	1,180
Kadant Inc.	14,065	1,142
Greenbrier Cos. Inc.	40,256	1,095
Lindsay Corp.	13,665	1,085
Douglas Dynamics Inc.	28,357	1,052
Standex International Corp.	15,980	1,039
* Milacron Holdings Corp.	89,379	1,026
Columbus McKinnon Corp.	27,809	1,008
Wabash National Corp.	68,614	927
* CIRCOR International Inc.	20,932	885
* Gates Industrial Corp. plc	72,655	820
Astec Industries Inc.	27,163	799
Gorman-Rupp Co.	22,605	671

* Manitowoc Co. Inc.	44,633	609
Briggs & Stratton Corp.	53,110	499
NN Inc.	53,402	414
* Lydall Inc.	21,789	394
REV Group Inc.	34,973	387
* Energy Recovery Inc.	40,473	382
Hyster-Yale Materials Handling Inc.	7,957	350
* Blue Bird Corp.	18,201	343
Park-Ohio Holdings Corp.	10,440	326
Omega Flex Inc.	3,798	324
Titan International Inc.	64,754	273
		649,270
Marine (0.2%)
* Kirby Corp.	71,386	5,524
Matson Inc.	53,437	1,829
* Genco Shipping & Trading Ltd.	20,690	149
		7,502
Professional Services (5.0%)
* IHS Markit Ltd.	476,977	27,374
Verisk Analytics Inc. Class A	195,164	27,323
* CoStar Group Inc.	45,697	23,289
Equifax Inc.	151,453	18,311
TransUnion	233,380	15,296
Nielsen Holdings plc	446,037	10,138
Robert Half International Inc.	149,417	8,018
ManpowerGroup Inc.	75,767	6,480
Insperity Inc.	48,791	5,557
* FTI Consulting Inc.	47,516	3,987
* TriNet Group Inc.	57,322	3,633
Exponent Inc.	64,774	3,630
* ASGN Inc.	65,649	3,330
Korn Ferry	71,118	3,064
* WageWorks Inc.	49,486	2,473
ICF International Inc.	23,649	1,724
* Huron Consulting Group Inc.	28,374	1,397
* CBIZ Inc.	65,760	1,302
Navigant Consulting Inc.	52,988	1,166
* TrueBlue Inc.	50,287	1,068
Kforce Inc.	28,860	1,003
* Upwork Inc.	66,933	1,003
Kelly Services Inc. Class A	40,284	947
Heidrick & Struggles International Inc.	24,127	732
Barrett Business Services Inc.	9,363	674
Forrester Research Inc.	13,753	626
Resources Connection Inc.	37,762	580
* Willdan Group Inc.	13,132	409
CRA International Inc.	10,115	379
* Mistras Group Inc.	23,340	322
		175,235
Road & Rail (10.2%)
Union Pacific Corp.	907,608	151,371
CSX Corp.	973,023	72,461
Norfolk Southern Corp.	315,890	61,643
Kansas City Southern	126,680	14,350
Old Dominion Freight Line Inc.	81,464	10,789
JB Hunt Transport Services Inc.	109,260	9,302

*	Genesee & Wyoming Inc. Class A	70,638	6,726
	Landstar System Inc.	50,362	4,847
	Knight-Swift Transportation Holdings Inc.	162,414	4,489
	AMERCO	11,082	4,081
	Ryder System Inc.	66,666	3,367
*	Avis Budget Group Inc.	80,807	2,292
*	Saia Inc.	32,444	1,914
	Werner Enterprises Inc.	57,147	1,593
	Schneider National Inc. Class B	65,425	1,099
	Heartland Express Inc.	56,738	1,014
	Marten Transport Ltd.	50,937	897
*	Hertz Global Holdings Inc.	63,083	888
	ArcBest Corp.	32,018	803
*,^ Uber Technologies Inc.		11,574	468
*	Covenant Transportation Group Inc. Class A	16,136	242
*	Daseke Inc.	49,895	216
	Universal Logistics Holdings Inc.	10,698	202
*	YRC Worldwide Inc.	40,617	173
*	US Xpress Enterprises Inc. Class A	26,765	145
			355,372
Trading Companies & Distributors (3.1%)
	Fastenal Co.	719,609	22,013
	WW Grainger Inc.	59,578	15,591
*	United Rentals Inc.	99,845	10,993
*	HD Supply Holdings Inc.	223,451	9,271
	Watsco Inc.	40,301	6,343
	Air Lease Corp. Class A	132,181	4,759
	MSC Industrial Direct Co. Inc. Class A	56,355	3,982
*	Univar Inc.	170,253	3,407
*	SiteOne Landscape Supply Inc.	48,915	3,173
	GATX Corp.	43,610	3,045
*	Beacon Roofing Supply Inc.	85,857	2,967
	Applied Industrial Technologies Inc.	48,745	2,648
*	WESCO International Inc.	53,808	2,520
	Triton International Ltd.	69,133	2,043
*	NOW Inc.	135,657	1,768
	Kaman Corp.	31,473	1,750
*	BMC Stock Holdings Inc.	84,273	1,688
*	MRC Global Inc.	105,125	1,556
	Aircastle Ltd.	71,039	1,380
	Rush Enterprises Inc. Class A	35,273	1,244
	H&E Equipment Services Inc.	40,482	984
*	Herc Holdings Inc.	27,078	921
*	GMS Inc.	41,858	705
*	DXP Enterprises Inc.	21,050	678
*	CAI International Inc.	22,342	503
*	Foundation Building Materials Inc.	24,983	379
	Systemax Inc.	16,677	343
*	Veritiv Corp.	15,969	282
^	EVI Industries Inc.	5,158	188
	Rush Enterprises Inc. Class B	4,796	172
*	General Finance Corp.	20,306	155
			107,451

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.		96,997	3,867

Total Common Stocks (Cost $3,355,508)			3,499,647
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.8%)1
2,3 Vanguard Market Liquidity Fund
(Cost $29,743)	2.527%	297,405	29,746
Total Investments (100.7%) (Cost $3,385,251)			3,529,393
Other Assets and Liabilities-Net (-0.7%)3			(25,524)
Net Assets (100%)			3,503,869

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $28,446,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of swap contracts. After giving effect to swap investments, the fund's effective common stock and temporary cash investment positions represent
100.0% and 0.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $29,744,000 of collateral received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End
Over-the-Counter Total Return Swaps
				Floating
				Interest	Value and	Value and
			Notional	Rate	Unrealized	Unrealized
Termination			Amount	(Received)	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	Paid[1]	($000)	($000)
Norfolk Southern	2/4/20	GSI	4,016	(2.432%)	—	(100)
1 Payment received/paid monthly.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty

Industrials Index Fund

risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at December 31, 2018.

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Industrials Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,499,647	—	—
Temporary Cash Investments	29,746	—	—
Swap Contracts—Liabilities	—	(100)	—
Total	3,529,393	(100)	—